Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001107414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 11, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 11, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014